Long-Term US Government Bond Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Long-Term US Government Bond Portfolio | Long-Term US Government Bond Portfolio
Prospectus [Line Items]
Shareholder Fee, Other